INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
INVENTORIES [Abstract]
Raw materials	$ 9,845	$ 12,552
Work in process	1,299	2,250
Finished products	23,563	22,060
Inventories	$ 34,707	$ 36,862